Contingencies and Commitments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense, net of sublease income	$ 55,480,000	$ 53,164,000	$ 47,032,000
Committed future sublease income	0
Loss Contingency Accrual, Provision	$ 0